Accounts Receivable, Net (Details) (Allowance for doubtful accounts, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	6,975	41,121	24,708
Allowance made during the year	27,880	1,645	16,413
Recoveries	(1,542)
Amount written off against the allowance	(722)	(35,791)
Balance at end of the year	32,591	6,975	41,121